Portfolio of investments—June 30, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 99.16%
Communication services: 0.99%
Interactive media & services: 0.72%
Angi, Inc. Class A†	269,994	$4,120,108
IAC, Inc.†	390,829	14,593,555
Ziff Davis, Inc.†	412,489	12,486,042
		31,199,705
Media: 0.27%
DallasNews Corp.†	343,555	1,477,287
Thryv Holdings, Inc.†	856,526	10,415,356
		11,892,643
Consumer discretionary: 5.18%
Automobile components: 0.29%
Holley, Inc.†	6,240,056	12,480,112
Diversified consumer services: 0.42%
Matthews International Corp. Class A	758,558	18,137,122
Hotels, restaurants & leisure: 2.16%
Boyd Gaming Corp.	236,000	18,462,280
Denny’s Corp.♠†	4,466,563	18,312,908
Genius Sports Ltd.†	1,700,400	17,684,160
Jack in the Box, Inc.	392,439	6,851,985
Pursuit Attractions & Hospitality, Inc.†	1,141,229	32,901,632
		94,212,965
Household durables: 0.38%
La-Z-Boy, Inc.	449,200	16,696,764
Specialty retail: 0.50%
Five Below, Inc.†#	165,000	21,644,700
Textiles, apparel & luxury goods: 1.43%
Crocs, Inc.†	146,800	14,867,904
Levi Strauss & Co. Class A	1,315,465	24,322,948
Steven Madden Ltd.	971,124	23,287,554
		62,478,406
Consumer staples: 8.24%
Beverages: 0.81%
Primo Brands Corp. Class A	1,191,389	35,288,942
Food products: 5.11%
J&J Snack Foods Corp.♠	1,119,327	126,942,875
Nomad Foods Ltd.	3,782,628	64,266,850
Tootsie Roll Industries, Inc.	929,223	31,082,509
		222,292,234
See accompanying notes to portfolio of investments
Allspring Special Small Cap Value Fund | 1

Portfolio of investments—June 30, 2025 (unaudited)

	Shares	Value
Household products: 2.10%
Central Garden & Pet Co.†	655,333	$23,054,615
Central Garden & Pet Co. Class A†	1,417,528	44,354,451
Spectrum Brands Holdings, Inc.#	453,987	24,061,311
		91,470,377
Personal care products: 0.22%
Edgewell Personal Care Co.	402,452	9,421,402
Energy: 4.33%
Energy equipment & services: 0.89%
Forum Energy Technologies, Inc.†	223,244	4,346,560
Liberty Energy, Inc. Class A	1,510,571	17,341,355
Patterson-UTI Energy, Inc.	2,830,617	16,785,559
		38,473,474
Oil, gas & consumable fuels: 3.44%
Berry Corp.	2,106,125	5,833,966
Chord Energy Corp.	598,859	57,999,494
Core Natural Resources, Inc.	77,274	5,389,089
Magnolia Oil & Gas Corp. Class A	2,220,500	49,916,840
Northern Oil & Gas, Inc.	1,084,470	30,744,725
		149,884,114
Financials: 21.40%
Banks: 11.42%
Associated Banc-Corp.	1,483,835	36,190,735
BOK Financial Corp.	209,500	20,453,485
Hancock Whitney Corp.	1,500,547	86,131,398
Old National Bancorp	1,874,400	39,999,696
Renasant Corp.	1,403,815	50,439,073
SouthState Corp.	868,889	79,963,855
UMB Financial Corp.	1,405,137	147,764,207
Webster Financial Corp.	664,163	36,263,300
		497,205,749
Capital markets: 0.65%
GlassBridge Enterprises, Inc.♠♦‡†	1,527	38,175
Marex Group PLC	531,520	20,979,094
Pershing Square Tontine Holdings Ltd.♦†	1,415,995	1
Westwood Holdings Group, Inc.	457,583	7,138,295
		28,155,565
Financial services: 1.27%
Compass Diversified Holdings	3,443,429	21,624,734
Euronet Worldwide, Inc.†	331,700	33,627,746
		55,252,480
Insurance: 5.45%
Abacus Global Management, Inc.†	1,128,300	5,799,462
See accompanying notes to portfolio of investments
2 | Allspring Special Small Cap Value Fund

Portfolio of investments—June 30, 2025 (unaudited)

	Shares	Value
Insurance(continued)
Aspen Insurance Holdings Ltd. Class A†	381,008	$11,990,322
CNO Financial Group, Inc.	717,000	27,661,860
Hanover Insurance Group, Inc.	392,381	66,653,761
Stewart Information Services Corp.	1,309,653	85,258,410
White Mountains Insurance Group Ltd.	22,227	39,913,468
		237,277,283
Mortgage real estate investment trusts (REITs): 2.61%
AGNC Investment Corp.	5,557,542	51,073,811
New York Mortgage Trust, Inc.	2,912,501	19,513,757
Two Harbors Investment Corp.	4,000,386	43,084,157
		113,671,725
Health care: 5.38%
Health care equipment & supplies: 2.10%
CONMED Corp.	197,500	10,285,800
Enovis Corp.†	404,600	12,688,256
Globus Medical, Inc. Class A†	103,300	6,096,766
Haemonetics Corp.†	586,731	43,776,000
Varex Imaging Corp.♠†	2,145,338	18,600,080
		91,446,902
Health care providers & services: 0.20%
Ardent Health, Inc.†	635,800	8,685,028
Life sciences tools & services: 0.76%
Azenta, Inc.†	591,041	18,192,242
Charles River Laboratories International, Inc.†	97,400	14,778,502
		32,970,744
Pharmaceuticals: 2.32%
Perrigo Co. PLC	891,823	23,829,511
Prestige Consumer Healthcare, Inc.†	967,912	77,287,773
		101,117,284
Industrials: 26.25%
Building products: 4.75%
CSW Industrials, Inc.	63,800	18,299,754
Janus International Group, Inc.†	2,396,988	19,511,482
Quanex Building Products Corp.	2,056,452	38,866,943
Simpson Manufacturing Co., Inc.	266,331	41,363,868
UFP Industries, Inc.	894,887	88,915,972
		206,958,019
Commercial services & supplies: 1.60%
ACCO Brands Corp.♠	5,573,146	19,951,863
Custom Truck One Source, Inc.†	3,475,000	17,166,500
See accompanying notes to portfolio of investments
Allspring Special Small Cap Value Fund | 3

Portfolio of investments—June 30, 2025 (unaudited)

	Shares	Value
Commercial services & supplies(continued)
Ennis, Inc.	1,236,554	$22,431,089
VSE Corp.	77,758	10,184,743
		69,734,195
Construction & engineering: 0.26%
WillScot Holdings Corp.	406,000	11,124,400
Electrical equipment: 0.90%
Atkore, Inc.	555,047	39,158,566
Ground transportation: 0.94%
Werner Enterprises, Inc.	1,500,429	41,051,737
Machinery: 13.44%
Alamo Group, Inc.	444,375	97,042,612
Atmus Filtration Technologies, Inc.	820,118	29,868,697
Douglas Dynamics, Inc.♠	1,857,021	54,726,409
Franklin Electric Co., Inc.	1,591,032	142,779,212
Gates Industrial Corp. PLC†	1,578,537	36,353,707
Hillman Group†	3,622,900	25,867,506
Hillman Solutions Corp.†	1,918,240	13,696,234
Mayville Engineering Co., Inc.♠†	1,548,394	24,712,368
Mueller Industries, Inc.	1,713,480	136,170,256
Standex International Corp.	82,900	12,972,192
Timken Co.	147,900	10,730,145
		584,919,338
Professional services: 3.28%
Alight, Inc. Class A	2,817,400	15,946,484
CBIZ, Inc.†	331,961	23,804,923
Korn Ferry	1,071,182	78,549,776
Maximus, Inc.	347,400	24,387,480
		142,688,663
Trading companies & distributors: 1.08%
Air Lease Corp. Class A	802,400	46,932,376
Information technology: 7.79%
Electronic equipment, instruments & components: 3.84%
Belden, Inc.	759,478	87,947,552
Ingram Micro Holding Corp.	750,599	15,642,483
Insight Enterprises, Inc.†	84,700	11,695,800
Knowles Corp.†	930,385	16,393,384
Novanta, Inc.†	276,100	35,597,573
		167,276,792
IT services: 2.09%
Global Blue Group Holding AG†	4,536,904	33,890,673
Kyndryl Holdings, Inc.†	1,363,315	57,204,697
		91,095,370
See accompanying notes to portfolio of investments
4 | Allspring Special Small Cap Value Fund

Portfolio of investments—June 30, 2025 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment: 0.20%
Diodes, Inc.†	166,400	$8,800,896
Software: 0.93%
Bit Digital, Inc.†	2,485,538	5,443,328
Progress Software Corp.	498,827	31,845,116
Synchronoss Technologies, Inc.†	422,936	2,897,112
		40,185,556
Technology hardware, storage & peripherals: 0.73%
Diebold Nixdorf, Inc.†	571,600	31,666,640
Materials: 17.64%
Chemicals: 9.38%
Avient Corp.	2,688,034	86,850,378
Ecovyst, Inc.†	3,760,799	30,951,376
Innospec, Inc.♠	1,616,930	135,967,644
Mativ Holdings, Inc.♠	3,181,438	21,697,407
Minerals Technologies, Inc.	375,156	20,659,841
NewMarket Corp.	127,702	88,224,204
Quaker Chemical Corp.	212,098	23,742,250
		408,093,100
Construction materials: 3.01%
Eagle Materials, Inc.	535,370	108,203,631
Titan America SA	1,838,846	22,948,798
		131,152,429
Containers & packaging: 5.25%
Amcor PLC	3,538,499	32,518,806
Myers Industries, Inc.	1,705,985	24,719,722
Silgan Holdings, Inc.	1,981,426	107,353,661
TriMas Corp.♠	2,236,425	63,984,119
		228,576,308
Real estate: 1.32%
Residential REITs: 0.58%
Elme Communities	1,590,409	25,287,503
Retail REITs: 0.54%
Agree Realty Corp.	320,200	23,393,812
Specialized REITs: 0.20%
Smartstop Self Storage REIT, Inc.	236,272	8,560,135
Utilities: 0.64%
Gas utilities: 0.64%
MDU Resources Group, Inc.	1,678,467	27,980,045
Total common stocks (Cost $3,771,123,121)		4,315,991,600
See accompanying notes to portfolio of investments
Allspring Special Small Cap Value Fund | 5

Portfolio of investments—June 30, 2025 (unaudited)

	Expiration date	Shares	Value
Rights: 0.00%
Financials: 0.00%
Capital markets: 0.00%
Pershing Square Holdings Ltd.♦†	9-23-2033	353,999	$0
Total rights (Cost $0)			0

		Yield
Short-term investments: 0.82%
Investment companies: 0.82%
Allspring Government Money Market Fund Select Class♠∞		4.26%	35,777,653	35,777,653
Total short-term investments (Cost $35,777,653)				35,777,653
Total investments in securities (Cost $3,806,900,774)	99.98%			4,351,769,253
Other assets and liabilities, net	0.02			775,794
Total net assets	100.00%			$4,352,545,047

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
‡	Security is valued using significant unobservable inputs.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Common stocks
ACCO Brands Corp.	$20,616,526	$2,361,042	$0	$0	$(3,025,705)	$19,951,863	5,573,146	$377,453
Denny’s Corp.†	16,484,036	0	(100,894)	(359,107)	2,288,873	18,312,908	4,466,563	0
Douglas Dynamics, Inc.	43,856,405	55,142	(907,245)	(331,790)	12,053,897	54,726,409	1,857,021	547,821
GlassBridge Enterprises, Inc.♦‡†	38,175	0	0	0	0	38,175	1,527	0
Innospec, Inc.	148,826,667	4,050,652	0	0	(16,909,675)	135,967,644	1,616,930	1,350,493
J&J Snack Foods Corp.	145,211,685	5,163,421	(3,864,881)	(547,707)	(19,019,643)	126,942,875	1,119,327	4,758
Mativ Holdings, Inc.	19,871,613	65,801	(140,180)	(978,160)	2,878,333	21,697,407	3,181,438	318,967
Mayville Engineering Co., Inc.†	20,938,632	280,788	(438,834)	30,025	3,901,757	24,712,368	1,548,394	0
TriMas Corp.	55,211,038	0	(3,160,026)	(699,941)	12,633,048	63,984,119	2,236,425	93,417
Varex Imaging Corp.†	23,447,521	972,965	0	0	(5,820,406)	18,600,080	2,145,338	0
Short-term investments
Allspring Government Money Market Fund Select Class	157,787,818	107,294,198	(229,304,363)	0	0	35,777,653	35,777,653	954,410
				$(2,886,680)	$(11,019,521)	$520,711,501		$3,647,319
See accompanying notes to portfolio of investments
6 | Allspring Special Small Cap Value Fund

Portfolio of investments—June 30, 2025 (unaudited)

Transactions with issuers that were no longer affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Common stocks
Central Garden & Pet Co.†	$24,468,094	$0	$(426,238)	$64,379	$(1,051,620)	$23,054,615	655,333	$0
DallasNews Corp.†	1,577,268	0	(10,237)	(37,277)	(52,467)	1,477,287	343,555	0

†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
‡	Security is valued using significant unobservable inputs.
Written options
Description	Counterparty	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Call
Five Below, Inc.	Bank of America Securities, Inc.	(100)	$(1,300,000)	$130.00	7-18-2025	$(54,500)
Spectrum Brands Holdings, Inc.	Bank of America Securities, Inc.	(200)	(1,200,000)	60.00	7-18-2025	(10,000)
Put
CONMED Corp.	Bank of America Securities, Inc.	200	1,000,000	50.00	8-15-2025	(27,000)
La-Z-Boy, Inc.	Bank of America Securities, Inc.	500	2,000,000	40.00	7-18-2025	(150,000)
Matthews International Corp.	Bank of America Securities, Inc.	250	625,000	25.00	7-18-2025	(38,081)
						$(279,581)
See accompanying notes to portfolio of investments
Allspring Special Small Cap Value Fund | 7

Notes to portfolio of investments—June 30, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Options that are listed on a foreign or domestic exchange or market are valued at the closing mid-price. Non-listed options are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Options
The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.
The Fund may also purchase call or put options. Premiums paid are subsequently adjusted based on the current market values of the options. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.
Options traded on an exchange are regulated and terms of the options are standardized. The Fund is subject to equity price risk. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
8 | Allspring Special Small Cap Value Fund

Notes to portfolio of investments—June 30, 2025 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$43,092,348	$0	$0	$43,092,348
Consumer discretionary	225,650,069	0	0	225,650,069
Consumer staples	358,472,955	0	0	358,472,955
Energy	188,357,588	0	0	188,357,588
Financials	931,524,626	1	38,175	931,562,802
Health care	234,219,958	0	0	234,219,958
Industrials	1,142,567,294	0	0	1,142,567,294
Information technology	339,025,254	0	0	339,025,254
Materials	767,821,837	0	0	767,821,837
Real estate	57,241,450	0	0	57,241,450
Utilities	27,980,045	0	0	27,980,045
Rights
Financials	0	0	0	0
Short-term investments
Investment companies	35,777,653	0	0	35,777,653
Total assets	$4,351,731,077	$1	$38,175	$4,351,769,253
Liabilities
Written options	$241,500	$38,081	$0	$279,581
Total liabilities	$241,500	$38,081	$0	$279,581
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
As of June 30, 2025, $3,625,000 was segregated as cash collateral for open written options.
At June 30, 2025, the Fund had no material transfers into/out of Level 3.
Allspring Special Small Cap Value Fund | 9